Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

19. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationship with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Li Ya	Chief operating official of the group

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(1,540)	(3,671)	(4,923)	(782)
Data line services provided by Phoenix TV Group	(395)	(352)	(367)	(58)
Advertising and promotion expenses incurred for/(charged by) Phoenix TV Group	1,435	(438)	(663)	(105)
Technical support provided by Phoenix TV Group	(172)	(314)	(533)	(85)
Corporate administrative expenses allocated from and charged by Phoenix TV Group	(1,155)	(617)	(1,139)	(181)
Advertising revenues earned from Phoenix TV Group and its customers	3,845	4,824	21,619	3,435
Paid service revenues earned from Phoenix TV Group	—	12,450	2,400	382

As discussed in Note 2(a), the Group and Phoenix TV Group collaborate and conduct promotion campaigns for mutual branding and promotions. Total advertising and promotion fees incurred by the Group and by Phoenix TV Group are allocated to the Group based on its percentage of revenue to the total revenue of the Group and Phoenix TV Group. For the year ended December 31, 2009, the Group’s actual incurred amount of such advertising and promotion expenses exceeded the advertising and promotion expenses allocated to the Group, the excess amount of RMB1.4 million was recorded as a distribution to Phoenix TV Group. Starting from January 1, 2010, according to the cooperation agreement Phoenix TV Group charged the Group for the excess portion of advertising and promotion expenses allocated to the Group over the actual expenses incurred by the Group. The above table shows the distribution to Phoenix TV Group in year 2009 and the amounts charged by Phoenix TV Group in the years 2010 and 2011. The disclosure previously in the Company’s registration statement on Form F-1 filed only showed the total amount of advertising and promotion expense allocated to the Group.

Transactions with CMCC:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	—	—	4,582	728
Paid service revenues earned from and through CMCC	157,276	281,577	442,696	70,337
Revenues sharing and bandwidth cost to CMCC	(22,786)	(34,777)	(68,543)	(10,891)

As of December 31, 2010 and 2011, the amounts due from and due to related parties were as follows:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Amounts due from related parties:
Accounts receivable from CMCC	16,487	63,886	10,150
Staff advance to management	—	502	80

Total	16,487	64,388	10,230

Amounts due to related parties:
Due to Phoenix TV Group	43,477	3,889	618

The amounts due to Phoenix TV Group comprised a short-term loan and other operating funds advance provided by Phoenix TV, expenses paid by other entities of the Phoenix TV Group on behalf of the Group and expenses charged by Phoenix TV Group under the 2010 cooperation agreement, offset by accounts receivable from Phoenix TV Group for the advertising services provided to its customers, as well as technical and marketing services provided to Phoenix TV Group. Refer to Note 18(a).

The short-term loan amounted to US$5 million was provided by Phoenix TV Group in 2000 to support working capital of PHOENIXi Investment Limited and its subsidiaries. It was settled with the completion of PHOENIXi’s liquidation in December 2011, refer to Note 17.